Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial Fixed
			Summary		$100 Investment
	Summary		Compensation	Average	Based on:
	Compensation		Table Pay for	CAP to		Peer	GAAP	Operating
	Table Pay for	CAP to	Other	Other		Group	Net Income	Portfolio
Year	CEO(1)(2)	CEO(3)(4)	NEOs(1)(2)	NEOs(3)(4)	TSR(5)	TSR(5)	(Loss)(6)	NOI(6)
2023	$7,884,883	$5,141,313	$2,424,259	$1,814,083	$49.46	$63.33	$(91,709)	$322,004
2022	$7,884,144	$(804,352)	$2,534,133	$432,042	$52.69	$62.07	$98,986	$339,217
2021	$16,099,515	$7,359,471	$4,936,407	$2,882,484	$76.41	$99.51	$(89,725)	$332,034
2020	$7,396,015	$2,097,239	$2,193,868	$660,294	$80.78	$81.56	$(67,261)	$301,904

(1)	For each year shown, the CEO was W. Matthew Kelly. For 2023, the other NEOs were M. Moina Banerjee, Kevin “Kai” Reynolds, George L. Xanders and Steven A. Museles. For 2022, the other NEOs were David P. Paul, M. Moina Banerjee, Kevin “Kai” Reynolds and George L. Xanders. For 2021, the other NEOs were David P. Paul, M. Moina Banerjee, Kevin “Kai” Reynolds and Steven A. Museles. For 2020, the other NEOs were David P. Paul, Stephen W. Theriot, Kevin “Kai” Reynolds and M. Moina Banerjee.
(2)	The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 71. See the footnotes to the SCT for further detail regarding the amounts in this column.
(3)	Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.

CEO

				Plus
				Change in		Plus Change	Minus	Plus
			Plus	Value of	Plus	in Value	Value of	Dividends on
			Value of	Prior	Value of	of Prior	Forfeited	Unvested
	SCT	Minus	New	Years	New	Years	Prior	Awards /
	Total	SCT Equity	Unvested	Unvested	Vested	Vested	Years	Accrued	Equals
	Comp	Awards	Awards	Awards	Awards	Awards	Awards	Dividends*	CAP
2023	$7,884,883	$(5,999,983)	$5,068,621	$(999,029)	$—	$(126,630)	$(1,037,819)	$351,270	$5,141,313
2022	$7,884,144	$(5,999,994)	$3,210,671	$(5,736,996)	$—	$(609,131)	$—	$446,954	$(804,352)
2021	$16,099,515	$(14,215,815)	$11,035,582	$(3,648,491)	$—	$(94,367)	$(2,226,061)	$409,108	$7,359,471
2020	$7,396,015	$(5,999,965)	$4,601,686	$(2,036,456)	$—	$(447,038)	$(1,684,069)	$267,066	$2,097,239

Other NEOs (Average)

				Plus
				Change in		Plus Change	Minus	Plus
			Plus	Value of	Plus	in Value	Value of	Dividends on
			Value of	Prior	Value of	of Prior	Forfeited	Unvested
	SCT	Minus	New	Years	New	Years	Prior	Awards /
	Total	SCT Equity	Unvested	Unvested	Vested	Vested	Years	Accrued	Equals
	Comp	Awards	Awards	Awards	Awards	Awards	Awards	Dividends*	CAP
2023	$2,424,259	$(1,211,234)	$1,023,217	$(302,797)	$—	$(19,968)	$(180,489)	$81,095	$1,814,083
2022	$2,534,133	$(1,212,483)	$648,814	$(1,467,596)	$—	$(174,512)	$—	$103,686	$432,042
2021	$4,936,407	$(3,630,832)	$2,832,680	$(890,744)	$—	$(19,024)	$(441,401)	$95,398	$2,882,484
2020	$2,193,868	$(1,143,725)	$877,182	$(612,985)	$—	$(177,355)	$(542,502)	$65,811	$660,294

*	Reflects the dividends calculated on unvested awards as of the record dates in the year declared.
(4)	Calculated in accordance with FASB ASC Topic 718.
(5)	Reflects the cumulative TSR of the Company and FTSE Nareit Equity Office Index for the year ended December 31, 2020, the two-years ended December 31, 2021, the three years ended December 31, 2022, and the four years ended December 31, 2023, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.
(6)	Amounts in thousands.

Company Selected Measure Name	Operating Portfolio NOI
Named Executive Officers, Footnote
(1)	For each year shown, the CEO was W. Matthew Kelly. For 2023, the other NEOs were M. Moina Banerjee, Kevin “Kai” Reynolds, George L. Xanders and Steven A. Museles. For 2022, the other NEOs were David P. Paul, M. Moina Banerjee, Kevin “Kai” Reynolds and George L. Xanders. For 2021, the other NEOs were David P. Paul, M. Moina Banerjee, Kevin “Kai” Reynolds and Steven A. Museles. For 2020, the other NEOs were David P. Paul, Stephen W. Theriot, Kevin “Kai” Reynolds and M. Moina Banerjee.

Peer Group Issuers, Footnote
(5)	Reflects the cumulative TSR of the Company and FTSE Nareit Equity Office Index for the year ended December 31, 2020, the two-years ended December 31, 2021, the three years ended December 31, 2022, and the four years ended December 31, 2023, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

PEO Total Compensation Amount	$ 7,884,883	$ 7,884,144	$ 16,099,515	$ 7,396,015
PEO Actually Paid Compensation Amount	$ 5,141,313	(804,352)	7,359,471	2,097,239
Adjustment To PEO Compensation, Footnote

CEO

				Plus
				Change in		Plus Change	Minus	Plus
			Plus	Value of	Plus	in Value	Value of	Dividends on
			Value of	Prior	Value of	of Prior	Forfeited	Unvested
	SCT	Minus	New	Years	New	Years	Prior	Awards /
	Total	SCT Equity	Unvested	Unvested	Vested	Vested	Years	Accrued	Equals
	Comp	Awards	Awards	Awards	Awards	Awards	Awards	Dividends*	CAP
2023	$7,884,883	$(5,999,983)	$5,068,621	$(999,029)	$—	$(126,630)	$(1,037,819)	$351,270	$5,141,313
2022	$7,884,144	$(5,999,994)	$3,210,671	$(5,736,996)	$—	$(609,131)	$—	$446,954	$(804,352)
2021	$16,099,515	$(14,215,815)	$11,035,582	$(3,648,491)	$—	$(94,367)	$(2,226,061)	$409,108	$7,359,471
2020	$7,396,015	$(5,999,965)	$4,601,686	$(2,036,456)	$—	$(447,038)	$(1,684,069)	$267,066	$2,097,239
*	Reflects the dividends calculated on unvested awards as of the record dates in the year declared.

Non-PEO NEO Average Total Compensation Amount	$ 2,424,259	2,534,133	4,936,407	2,193,868
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,814,083	432,042	2,882,484	660,294
Adjustment to Non-PEO NEO Compensation Footnote

Other NEOs (Average)

				Plus
				Change in		Plus Change	Minus	Plus
			Plus	Value of	Plus	in Value	Value of	Dividends on
			Value of	Prior	Value of	of Prior	Forfeited	Unvested
	SCT	Minus	New	Years	New	Years	Prior	Awards /
	Total	SCT Equity	Unvested	Unvested	Vested	Vested	Years	Accrued	Equals
	Comp	Awards	Awards	Awards	Awards	Awards	Awards	Dividends*	CAP
2023	$2,424,259	$(1,211,234)	$1,023,217	$(302,797)	$—	$(19,968)	$(180,489)	$81,095	$1,814,083
2022	$2,534,133	$(1,212,483)	$648,814	$(1,467,596)	$—	$(174,512)	$—	$103,686	$432,042
2021	$4,936,407	$(3,630,832)	$2,832,680	$(890,744)	$—	$(19,024)	$(441,401)	$95,398	$2,882,484
2020	$2,193,868	$(1,143,725)	$877,182	$(612,985)	$—	$(177,355)	$(542,502)	$65,811	$660,294

*	Reflects the dividends calculated on unvested awards as of the record dates in the year declared.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures.  The most important financial performance measures used by the Company in setting pay-for-performance compensation for the most recently completed fiscal year are described in the table below. The manner in which these measures, together with certain non-financial performance measures, determine the amounts of incentive compensation paid to our NEOs is described above in the section titled “Elements of Executive Compensation Program”.

Most Important Financial Performance Measures
Operating Portfolio NOI
Total Shareholder Return
Capital Recycling
Leasing Volume
Development Activities

Total Shareholder Return Amount	$ 49.46	52.69	76.41	80.78
Peer Group Total Shareholder Return Amount	63.33	62.07	99.51	81.56
Net Income (Loss)	$ (91,709,000)	$ 98,986,000	$ (89,725,000)	$ (67,261,000)
Company Selected Measure Amount	322,004,000	339,217,000	332,034,000	301,904,000
PEO Name	W. Matthew Kelly
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Portfolio NOI
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Capital Recycling
Measure:: 4
Pay vs Performance Disclosure
Name	Leasing Volume
Measure:: 5
Pay vs Performance Disclosure
Name	Development Activities
PEO | Minus SCT Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,999,983)	$ (5,999,994)	$ (14,215,815)	$ (5,999,965)
PEO | Plus Value of New Unvested Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,068,621	3,210,671	11,035,582	4,601,686
PEO | Plus Change in Value of Prior Years Unvested Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(999,029)	(5,736,996)	(3,648,491)	(2,036,456)
PEO | Plus Change in Value of Prior Years Vested Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(126,630)	(609,131)	(94,367)	(447,038)
PEO | Minus Value of Forfeited Prior Years Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,037,819)		(2,226,061)	(1,684,069)
PEO | Plus Dividends on Unvested Awards / Accrued Dividends
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	351,270	446,954	409,108	267,066
Non-PEO NEO | Minus SCT Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,211,234)	(1,212,483)	(3,630,832)	(1,143,725)
Non-PEO NEO | Plus Value of New Unvested Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,023,217	648,814	2,832,680	877,182
Non-PEO NEO | Plus Change in Value of Prior Years Unvested Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(302,797)	(1,467,596)	(890,744)	(612,985)
Non-PEO NEO | Plus Change in Value of Prior Years Vested Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,968)	(174,512)	(19,024)	(177,355)
Non-PEO NEO | Minus Value of Forfeited Prior Years Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(180,489)		(441,401)	(542,502)
Non-PEO NEO | Plus Dividends on Unvested Awards / Accrued Dividends
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 81,095	$ 103,686	$ 95,398	$ 65,811